Significant Events - Alberta Sundance Power Purchase Arrangements (Details) - Power Purchase Arrangement CAD in Millions	Dec. 31, 2017 CAD
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expected compensation, termination of contractual arrangement	CAD 215
Balancing Pool compensation estimate, termination of contractual arrangement	CAD 157